Voyage and Vessel Operating Expenses - Vessel Operating Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vessel operating expenses
Crew wages and related costs	$ 14,355	$ 14,498	$ 12,938
Insurances	2,968	2,655	2,399
Maintenance, Repairs, Spares and Stores	5,772	6,779	6,130
Lubricants	2,339	3,046	2,189
Tonnage taxes	797	169	123
Upgrading expenses	205	19	789
Miscellaneous	651	666	679
Total vessel operating expenses	$ 27,087	$ 27,832	$ 25,247